INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	$ 22,000,000
Operating Loss Carryforward Expiration Dates	which will expire at various dates beginning in 2013 through 2024
Deferred Tax Assets, Tax Credit Carryforwards	398,000	374,000
Deferred Tax Assets Tax Credit Carryforwards Expiration Dates	which will expire from 2028 through 2034
Operating Loss Carryforwards Valuation Allowance Percentage	100%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 1,700,000	$ 1,800,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	(34.00%)	(34.00%)